Employee Benefit Plan, Tax Status	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-009 [ARSP]
EBP, Tax Status [Line Items]
EBP, Tax Status [Text Block]
NOTE 6. TAX STATUS

The ARSP has received a determination letter from the IRS dated February 15, 2022, stating that the ARSP is qualified under Section 401(a) of the IRC and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS the Plan was amended. Once qualified, the ARSP is required to operate in conformity with the IRC to maintain its qualification. The Plan administrator believes the ARSP is being operated in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan, as amended, is qualified and the related trust is tax exempt.

The ARSP-PR has received a determination letter from the Commonwealth of Puerto Rico’s Department of Treasury (Treasury) dated May 29, 2018 stating that the ARSP-PR is qualified under Section 1081.01 of the Internal Revenue Code for a New Puerto Rico (the Puerto Rico Code), and therefore, the related trust is exempt from taxation. Once qualified, the ARSP-PR is required to operate in conformity with the Puerto Rico Code to maintain its qualification. The Plan administrator believes the ARSP-PR is being operated in compliance with the applicable requirements of the Puerto Rico Code and, therefore, believes that the ARSP-PR, as amended, is qualified and the related trust is tax exempt.
Accounting principles generally accepted in the United States require Plan management to evaluate uncertain tax positions taken by the Plans. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS or Treasury. The Plans’ administrator has analyzed the tax positions taken by the Plans, and has concluded that as of December 31, 2025, there were no uncertain positions taken or expected to be taken. The Plans have recognized no interest or penalties related to uncertain tax positions. The Plans are subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.
EBP-43-1301883-011 [PRRSP]
EBP, Tax Status [Line Items]
EBP, Tax Status [Text Block]
NOTE 6. TAX STATUS

The ARSP has received a determination letter from the IRS dated February 15, 2022, stating that the ARSP is qualified under Section 401(a) of the IRC and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS the Plan was amended. Once qualified, the ARSP is required to operate in conformity with the IRC to maintain its qualification. The Plan administrator believes the ARSP is being operated in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan, as amended, is qualified and the related trust is tax exempt.

The ARSP-PR has received a determination letter from the Commonwealth of Puerto Rico’s Department of Treasury (Treasury) dated May 29, 2018 stating that the ARSP-PR is qualified under Section 1081.01 of the Internal Revenue Code for a New Puerto Rico (the Puerto Rico Code), and therefore, the related trust is exempt from taxation. Once qualified, the ARSP-PR is required to operate in conformity with the Puerto Rico Code to maintain its qualification. The Plan administrator believes the ARSP-PR is being operated in compliance with the applicable requirements of the Puerto Rico Code and, therefore, believes that the ARSP-PR, as amended, is qualified and the related trust is tax exempt.
Accounting principles generally accepted in the United States require Plan management to evaluate uncertain tax positions taken by the Plans. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS or Treasury. The Plans’ administrator has analyzed the tax positions taken by the Plans, and has concluded that as of December 31, 2025, there were no uncertain positions taken or expected to be taken. The Plans have recognized no interest or penalties related to uncertain tax positions. The Plans are subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.